Employees' Rights Upon Retirement (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Employees' Rights Upon Retirement [Abstract]
Accrued severance pay	$ 1,517	$ 1,712
Less - amounts funded (presented in "investment and other non-current assets'')	(1,439)	(1,642)
Unfunded balance	$ 78	$ 70